Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 56,176	$ 24,909	$ (5,587)
Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(54)	(30)	(178)
Equity and index contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	1,289	405	(155)
Foreign currency forward
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(697)	431	427
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	2,381	723	(509)
Structured settlement annuities
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	53,257	23,380	(5,172)
Realized capital gains and losses
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	52,506	23,781	(4,923)
Realized capital gains and losses | Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(54)	(30)	(178)
Realized capital gains and losses | Foreign currency forward
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(697)	431	427
Realized capital gains and losses | Structured settlement annuities
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	53,257	23,380	(5,172)
Contract benefits
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	2,937	1,425	(792)
Contract benefits | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	2,937	1,425	(792)
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	733	(297)	128
Interest credited to contractholder funds | Equity and index contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	1,289	405	(155)
Interest credited to contractholder funds | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ (556)	$ (702)	$ 283